Summary Of Significant Accounting Policies (Loan Origination Liabilities) (Details) - Lennar Financial Services [Member] - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013
Loan Origination Liabilities [Roll Forward]
Loan origination liabilities, beginning of year	$ 9,311	$ 7,250
Provision for losses (1)	2,908	2,427
Payments/settlements	(401)	(366)
Loan origination liabilities, end of year	$ 11,818	$ 9,311